Note 3 - Revenue - Disclosure of Remaining Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	$ 42,841	$ 21,614
In the first year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	10,273	8,773
In the second year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	10,068	10,273
In the third year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	10,000	2,568
In the fourth year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	10,000	0
In the fifth year [member]
Disclosure of performance obligations [line items]
Aggregate amount of transaction prices allocated to remaining long-term contracts	$ 2,500	$ 0